Average Annual Total Returns - Federated Hermes Max-Cap Index Fund	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	Standard and Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 1 Year		Standard and Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 5 Years		Standard and Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	28.24%	10.21%	12.12%	29.72%	10.56%	12.49%	30.70%	11.39%	13.32%	26.27%	6.16%	9.69%	21.12%	8.04%	10.28%	30.24%	11.05%	12.98%	31.49%	[1]	11.70%	[1]	13.56%	[1]

[1]	The Standard and Poor’s 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.